Loans Payable	6 Months Ended
Jun. 30, 2026
Loans Payable [Abstract]
Loans payable

Note 10. Loans payable

At June 30, 2026 and December 31, 2025, loans payable consisted of the following:

	June 30,	December 31,
	2026	2025
Hire purchases - Motor Vehicle	$-	$-
Short-term loan	31,094	102,149
	31,094	102,149
Less current portion	(31,094)	(102,149)
Long-term loans payable	$-	$-

For the six months ended June 30, 2026 and 2025, the Company recorded aggregate nil and US$4,129 interest expense on these loans, respectively.

On December 12, 2022, the Company entered into a loan agreement with a third party whereby the Company borrowed US$0.2 million with the sole purpose to make payment to the Company’s suppliers in the People’s Republic of China (“PRC”). The loan is unsecured and bears an 0% interest rate. The loan is due in three months from the payment made by the lender on behalf to the Company’s supplier date. On March 13, 2024, the loan was extended to May 30, 2024 with the same terms and conditions. On October 2, 2024, the loan was extended to December 31, 2024 with the same terms and conditions. On March 8, 2024, the loan was further extended to December 31, 2025 with the same terms and conditions.